Lease liabilities (Tables)	3 Months Ended
Nov. 30, 2025
Lease Liabilities
Schedule of carrying amounts of lease liabilities

Amount
As at August 31, 2025	$2,807
Additions	720
Accretion of lease liabilities (Notes 19 and 23)	88
Lease payments	(381)
Foreign exchange gain	(3)
As at November 30, 2025	$3,231

Schedule of lease liabilities

	November 30, 2025	August 31, 2025
Current portion of lease liabilities	$1,417	$1,201
Lease liabilities	1,814	1,606
Balance at end of period	$3,231	$2,807

Schedule of statement of income and comprehensive income

	For the three months ended November 30,
	2025	2024
Depreciation expense for right-of-use assets (Note 7)	$242	$162
Accretion of lease liabilities (Notes 19 and 23)	88	70
Total amount	$330	$232

Schedule of lease commitments

Amount
Not later than one month	$143
Later than one month and not later than three months	285
Later than three months and not later than one year	1,300
Later than one year and not later than five years	1,903
Total undiscounted lease commitments	$3,631